Transactions with Related Parties (Details) - Schedule of transactions in shareholders account - Related parties [member] - Previously stated [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties (Details) - Schedule of transactions in shareholders account [Line Items]
At January 01	$ 70,761,998	$ 70,995,455
Net contributions (distributions) during the year	255,818	(233,457)
At December 31	71,017,816	70,761,998
Expense paid on behalf of related parties	509,343	23,463
Key management remuneration	$ 1,676,921	$ 1,417,266